Debt and Credit Agreements	12 Months Ended
Dec. 31, 2015
Debt and Credit Agreements

12. Debt and Credit Agreements

The Company uses derivative financial instruments as part of its debt management to mitigate the market risk that occurs from its exposure to changes in interest and foreign exchange rates. From time to time, the Company may enter into derivatives to economically hedge these exposures or the company may enter into derivatives to achieve special hedge accounting according to the requirements of ASC 815. The Company does not enter into derivatives for trading or other speculative purposes. The use of such derivatives is in accordance with the strategies contained in the Company’s overall financial policy. In this note, short-term debt and long-term debt are discussed including Debt-Related Derivatives (DRD), i.e. debt is reflected as including the fair value adjustments relating to hedges terminated in a prior period. DRD is amortized over the remaining life of the debt. The Debt Profile table also reflects debt excluding DRD.

SHORT-TERM DEBT

As of December 31, 2015, total short-term debt including DRD was $42 million.

The Company’s subsidiaries also have credit agreements, principally in the form of overdraft facilities, with a number of local banks. Total available short-term facilities, as of December 31, 2015, excluding commercial paper facilities as described below, amounted to $301 million, of which $40 million was utilized. The aggregate amount of unused short-term lines of credit at December 31, 2015 was $261 million. The weighted average interest rate on total short-term debt outstanding at December 31, 2015 and 2014 excluding the short-term portion of long-term debt was 4.0% and 4.1%, respectively.

LONG-TERM DEBT – OUTSTANDING LOANS

As of December 31, 2015, total long-term debt including DRD was $1,493 million.

On April 25, 2014, the Company issued and sold $1.25 billion of long-term debt securities in a U.S. Private Placement pursuant to a Note Purchase and Guaranty Agreement dated April 23, 2014, by and among Autoliv ASP Inc., the Company and the purchasers listed therein. The $1.25 billion in senior notes have an average interest rate of 3.84%, and consist of: $208 million aggregate principal amount of 5-year senior notes with an interest rate of 2.84%; $275 million aggregate principal amount of 7-year senior notes with an interest rate of 3.51%; $297 million aggregate principal amount of 10-year senior notes with an interest rate of 4.09%; $285 million aggregate principal amount of 12-year senior notes with an interest rate of 4.24%; and $185 million aggregate principal amount of 15-year senior notes with an interest rate of 4.44%.

In addition to the $1.25 billion senior notes issued in 2014, long-term debt of $243 million (including DRD) consists of $165 million of senior notes issued in 2007 as private placements by Autoliv ASP Inc. (a 100% owned subsidiary). The notes issued in 2007 were guaranteed by the Company and consist of two remaining long-term tranches maturing in 2017 and 2019, respectively, which carried fixed interest rates between 6.1% and 6.2%.

In March 2013, the interest rate swap on the remaining $165 million U.S. private placement notes issued in 2007, with a nominal value of $60 million, was cancelled. The gain is amortized through interest expense. Consequently, the remaining $165 million of the long-term notes carry fixed interest rates varying between 2.5% and 5.4%, when including the amortization of the cancelled swaps.

In 2011, the Company issued a SEK 300 million note ($36 million equivalent) maturing in 2017 carrying a floating interest rate of STIBOR + 0.95%.

A fixed-rate note was issued in December 2012 of 350 million SEK ($42 million equivalent). The 5-year note will mature in December 2017 and carries a fixed interest rate of 2.49%, which represents the European Investment Bank’s (EIB) cost of funds plus 0.3%.

LONG-TERM DEBT—LOAN FACILITIES

The Company maintains a revolving credit facility (RCF) of $1.1 billion with a syndicate of 13 banks available through 2018. The Company pays a commitment fee of 0.16% (given the Company’s rating of A- from Standard & Poor’s at December 31, 2015). Financing costs are amortized over the expected life of the facility. Borrowings under this facility are unsecured and bear interest based on the relevant LIBOR or IBOR rate. The commitment is available for general corporate purposes. Borrowings are repayable at any time and in their entirety at the expiration date.

In July 2013, Autoliv AB entered into a financing commitment agreement with EIB that expires in January 2016, giving Autoliv AB access to a loan of €200 million ($219 million equivalent) to help finance R&D projects at Autoliv’s R&D facilities in Germany, France and Sweden. Borrowings bear interest at EIB’s cost of funding plus 0.26%. Autoliv AB is required to pay a non-utilization fee of 0.13% on the undrawn, uncancelled balance of the credit. The financial obligations of the financing commitment agreement, including repayment of any funds, are guaranteed by the Company. No borrowing were outstanding under the facility at December 31, 2015. In January 2016, this facility expired and was not extended.

Autoliv has a total of $1.3 billion unutilized long-term debt facilities available as of December 31, 2015. The Company is not subject to any financial covenants, i.e. performance related restrictions, in any of its significant long-term borrowings or commitments.

The Company has two commercial paper programs: one SEK 7 billion (approx. $838 million) Swedish program and one $1.0 billion U.S. program. Both programs were unutilized at year-end. When commercial paper is issued under these programs, it would be classified as long-term debt because the Company has had the ability and intent to refinance these borrowings on a long-term basis either through continued commercial paper borrowings or utilization of the long-term credit facilities described above.

CREDIT RISK

In the Company’s financial operations, credit risk arises in connection with cash deposits with banks and when entering into forward exchange agreements, swap contracts or other financial instruments. In order to reduce this risk, deposits and financial instruments are only entered with a limited number of banks up to a calculated risk amount of $150 million per bank for banks rated A- or above and up to $50 million for banks rated BBB+. The policy of the Company is to work with banks that have a high credit rating and that participate in the Company’s financing. In addition to this, deposits of up to an aggregate amount of $2.0 billion can be placed in U.S. and Swedish government paper and in certain AAA rated money market funds. As of December 31, 2015, the Company had placed $623 million in money market funds and $200 million in U.S. government paper.

The table below shows debt maturity as cash flow in the upper part which is reconciled with reported debt in the last row. For a description of hedging instruments used as part of debt management, see the Financial Instruments section of Note 1 and Note 3.

DEBT PROFILE

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2016	2017	2018	2019	2020	Thereafter	Total long-term	Total
U.S. private placement notes (incl. DRD1)) (Weighted average interest rate 3.9%)	$—	$105.0	$—	$268.0	$—	$1,042.0	$1,415.0	$1,415.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 2.4%)	41.9	—	—	—	—	—	—	41.9
Medium-term notes (Weighted average interest rate 1.6%)	—	77.8	—	—	—	—	77.8	77.8
Other long-term loans, incl. current portion (Weighted average interest rate 5.2%)	0.2	0.1	—	—	—	—	0.1	0.3

Total debt as cash flow, (incl. DRD1))	$42.1	$182.9	$—	$268.0	$—	$1,042.0	$1,492.9	$1,535.0

DRD adjustment	(2.5)	0.4	—	6.1	—	—	6.5	4.0

Total debt as reported	$39.6	$183.3	$—	$274.1	$—	$1,042.0	$1,499.4	$1,539.0

1) Debt Related Derivatives (DRD), i.e. the fair value adjustments to the carrying value of the underlying debt associated with hedging.